Investments in associates and joint ventures - Guarantees provided (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 2,197	$ 2,071	$ 2,197	$ 2,071	$ 2,031	$ 2,798
Equity results in income statement	105	43	77	(67)
Dividends received	43	77	43	77
Ferrous minerals
Investments in associates and joint ventures
Investments in associates and joint ventures	1,250		1,250		1,154
Equity results in income statement	55	36	73	18
Dividends received	22	53	$ 22	53
Ferrous minerals | VLI S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			29.60%
% Voting capital			29.60%
Investments in associates and joint ventures	490		$ 490		480
Equity results in income statement	7	8	$ (8)	(22)
Ferrous minerals | Baovale Mineracao S.A
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			50.00%
% Voting capital			50.00%
Investments in associates and joint ventures	23		$ 23		20
Equity results in income statement	1	1	$ 3	2
Ferrous minerals | Companhia Coreano-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			50.00%
% Voting capital			50.00%
Investments in associates and joint ventures	61		$ 61		48
Equity results in income statement	10	2	16	5
Dividends received	2	17	$ 2	17
Ferrous minerals | Companhia Hispano-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			50.89%
% Voting capital			50.89%
Investments in associates and joint ventures	41		$ 41		43
Equity results in income statement				3
Dividends received	7	13	$ 7	13
Ferrous minerals | Companhia Italo-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			50.90%
% Voting capital			51.00%
Investments in associates and joint ventures	58		$ 58		44
Equity results in income statement	9	5	13	10
Dividends received	6	23	$ 6	23
Ferrous minerals | Companhia Nipo-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			51.00%
% Voting capital			51.11%
Investments in associates and joint ventures	135		$ 135		121
Equity results in income statement	9	6	13	8
Dividends received	7		$ 7
Ferrous minerals | MRS Logistica S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			48.16%
% Voting capital			46.75%
Investments in associates and joint ventures	442		$ 442		398
Equity results in income statement	19	14	$ 36	12
Ferrous minerals | Samarco Mineracao S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			50.00%
% Voting capital			50.00%
Base metals
Investments in associates and joint ventures
Investments in associates and joint ventures	17		$ 17		18
Base metals | Korea Nickel Corp
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			25.00%
% Voting capital			25.00%
Investments in associates and joint ventures	17		$ 17		18
Others
Investments in associates and joint ventures
Investments in associates and joint ventures	930		930		859
Equity results in income statement	50	7	4	(85)
Dividends received	21	24	$ 21	24
Others | Mineracao Rio Grande do Norte S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			40.00%
% Voting capital			40.00%
Investments in associates and joint ventures	70		$ 70		71
Equity results in income statement	7	(2)	(3)	(12)
Others | Others
Investments in associates and joint ventures
Investments in associates and joint ventures	75		75		70
Equity results in income statement	(10)	(1)	$ (26)	(10)
Others | Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			55.00%
% Voting capital			55.00%
Investments in associates and joint ventures	372		$ 372		367
Equity results in income statement	7	7	17	17
Dividends received	21	24	$ 21	24
Others | Alianca Norte Energia Participacoes S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			51.00%
% Voting capital			51.00%
Investments in associates and joint ventures	118		$ 118		117
Equity results in income statement	(2)	(2)	$ (3)	(3)
Others | California Steel Industries, Inc
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			50.00%
% Voting capital			50.00%
Investments in associates and joint ventures	295		$ 295		$ 234
Equity results in income statement	$ 48	$ 5	$ 61	(2)
Others | Companhia Siderurgica do Pecem
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			50.00%
% Voting capital			50.00%
Equity results in income statement			$ (42)	$ (75)